Subsequent Events (Details) $ / shares in Units, T in Millions, ft³ in Trillions							1 Months Ended		6 Months Ended
	Nov. 10, 2016 USD ($) T ft³	Oct. 21, 2016 USD ($)	Oct. 14, 2016 $ / shares shares	Oct. 13, 2016 $ / shares	Sep. 27, 2016 USD ($)	Jul. 25, 2016 USD ($)	Aug. 31, 2016 $ / shares	Jul. 31, 2016 USD ($) vessel MW	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Oct. 31, 2016	Sep. 30, 2016 USD ($)
Subsequent Event [Line Items]
Additional amount drawn down										$ 305,817,000	$ 557,065,000
Fortuna Project | Scenario, Forecast
Subsequent Event [Line Items]
Project debt financing									$ 1,200,000,000
Subsequent Event
Subsequent Event [Line Items]
Number of vessels potentially being refinanced | vessel								2
Dividend declared (in USD per share) | $ / shares							$ 0.05
Earn-Out Units, percent of total units to be issued in connection with transaction			20.00%
Minimum quarterly distributions | $ / shares			$ 0.5775	$ 0.3850
Subsequent Event | CELSE
Subsequent Event [Line Items]
Installed capacity of power plant | MW								1,515.6
Subsequent Event | OneLNG
Subsequent Event [Line Items]
Ownership percentage						51.00%
Working capital contributed in proportion to each shareholder's ownership						$ 20,000,000
Commitment to provide additional aggregate funding						$ 250,000,000
Subsequent Event | OneLNG | Schlumberger
Subsequent Event [Line Items]
Ownership percentage						49.00%
Subsequent Event | Golar Partners, Common Units
Subsequent Event [Line Items]
Number of units (in shares) | shares			2,994,364
Number of Earn-Out Units (in shares) | shares			748,592
Subsequent Event | Golar Partners, General Partner Units
Subsequent Event [Line Items]
Number of units (in shares) | shares			61,109
Number of Earn-Out Units (in shares) | shares			15,278
Subsequent Event | Fortuna Project
Subsequent Event [Line Items]
Area of gas concession | ft³	2.6
Expected cost to reach first gas	$ 2,000,000,000
Subsequent Event | Fortuna Project | Minimum
Subsequent Event [Line Items]
Expected number of tons per annum | T	2.2
Expected term of agreement	15 years
Subsequent Event | Fortuna Project | Maximum
Subsequent Event [Line Items]
Expected number of tons per annum | T	2.5
Expected term of agreement	20 years
Secured Debt | GoFLNG Hilli facility | Subsequent Event
Subsequent Event [Line Items]
Additional amount drawn down		$ 50,000,000			$ 50,000,000
Line of credit, amount drawn down													$ 250,000,000
Golar Power
Subsequent Event [Line Items]
Commitment to provide additional aggregate funding										$ 150,000,000
Golar Power | Subsequent Event | Stonepeak
Subsequent Event [Line Items]
Percentage of interest sold								50.00%
Consideration received for sale of interest								$ 116,000,000
Subscribed shares								100,000,000
Golar Power | Subsequent Event | Stonepeak
Subsequent Event [Line Items]
Subscribed shares								$ 100,000,000
Golar Power | Subsequent Event | CELSE
Subsequent Event [Line Items]
Right to invest in Sergipe project, maximum percentage								25.00%				50.00%
OneLNG | Subsequent Event | Fortuna Project
Subsequent Event [Line Items]
Joint operating company, ownership percentage	66.20%
Ophir | Subsequent Event | Fortuna Project
Subsequent Event [Line Items]
Joint operating company, ownership percentage	33.80%